Share of results of associates (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Share of Results of Associates

Continuing operations	Six months ended 30 June 2021	Six months ended 30 June 2020
	£m	£m
Share of profit before interest and taxation	85.9	46.2
Share of exceptional gains/(losses)	11.7	(51.4)
Share of interest and non-controlling interests	(39.1)	(40.4)
Share of taxation	(18.5)	(6.3)
	40.0	(51.9)